Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
Property and equipment consist of the following:

	March 31, 2023	December 31, 2022
Lab equipment	$666,178	$666,178
Leasehold improvements	115,333	115,333
Furniture and fixtures	3,579	3,579

	785,090	785,090
Less: accumulated depreciation	(553,087)	(530,116)

Property and equipment, net	$232,003	$254,974

Property and equipment consist of the following:

	December 31, 2022	December 31, 2021
Lab equipment	$666,178	$662,593
Leasehold improvements	115,333	115,333
Furniture and fixtures	3,579	—

	785,090	777,926
Less: accumulated depreciation	(530,116)	(440,334)

Property and equipment, net	$254,974	$337,592